Document and Entity Information	Sep. 02, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 02, 2021
Entity Registrant Name	ACON S2 ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	1133 Connecticut Ave NW
Entity Address, Address Line Two	Ste 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	454-1100
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819438
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	STWOU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	STWO
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	STWOW
Security Exchange Name	NASDAQ